Long-term Bank Loans - Additional Information (Detail) $ in Billions	May 16, 2016 TWD ($) Bank
Disclosure of detailed information about borrowings [Line Items]
Number of banks in syndicate | Bank	10
Syndicated loan [Member]
Disclosure of detailed information about borrowings [Line Items]
Principal amount of loan | $	$ 13.2
Maturity of loan	Five years